Document And Entity Information	Jun. 18, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jun. 18, 2025
Entity Registrant Name	Tivic Health Systems, Inc.
Entity Central Index Key	0001787740
Entity Emerging Growth Company	true
Entity File Number	001-41052
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-4016391
Entity Address, Address Line One	47685 Lakeview Blvd.
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	888
Local Phone Number	276-6888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TIVC
Security Exchange Name	NASDAQ
Amendment Description	Tivic Health Systems, Inc. (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission (the “Commission”) on June 25, 2025 (the “Original Report”), to (i) correct errors included in the Original Report regarding the material terms of the A&R License Agreement (defined below) and (ii) replace the version of the A&R License Agreement previously filed as Exhibit 10.1 to the Original Report with the corrected version. This Amendment amends and restates the Original Report in its entirety, and the agreement previously filed as Exhibit 10.1 to the Original Report is hereby amended, restated and superseded in its entirety by the version attached as Exhibit 10.1 to this Amendment.